PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 94.4%

Australia — 1.3%
CSL Ltd.	25,452	$4,014,523

Belgium — 3.7%
Anheuser-Busch InBev N.V.	122,885	11,708,946

Brazil — 1.4%
Equatorial Energia S.A.	184,793	4,466,663

Canada — 10.0%
Alimentation Couche-Tard, Inc., Class B	388,261	11,898,250
CAE, Inc.	249,031	6,327,043
Canadian National Railway Co.	75,900	6,815,160
Constellation Software, Inc.	6,764	6,755,321

		31,795,774

China — 4.0%
Alibaba Group Holding Ltd. ADR*	54,666	9,141,795
Tencent Holdings Ltd.	84,251	3,549,470

		12,691,265

France — 11.0%
Air Liquide S.A.	34,265	4,877,553
LVMH Moet Hennessy Louis Vuitton S.E.	11,622	4,619,184
Safran S.A.	66,355	10,447,186
Teleperformance	37,938	8,224,648
Vinci S.A.	65,788	7,085,976

		35,254,547

Germany — 4.4%
adidas AG	20,293	6,318,131
SAP S.E.	65,134	7,658,731

		13,976,862

Hong Kong — 1.6%
Techtronic Industries Co., Ltd.	743,375	5,173,853

India — 8.0%
HDFC Bank Ltd.	583,216	10,101,321
Housing Development Finance Corp. Ltd.	219,199	6,115,066
Tata Consultancy Services Ltd.	311,582	9,229,789

		25,446,176

Ireland — 3.5%
Flutter Entertainment PLC	34,813	3,254,126
Kingspan Group PLC	93,741	4,577,367
Medtronic PLC	29,279	3,180,285

		11,011,778

Japan — 2.0%
Keyence Corp.	10,525	6,512,116

Mexico — 2.0%
Wal-Mart de Mexico S.A.B. de C.V.	2,175,755	6,448,764

Netherlands — 7.9%
Heineken N.V.	29,129	3,148,257
IMCD N.V.	20,383	1,507,392
Unilever N.V.	188,306	11,319,254
Wolters Kluwer N.V.	127,183	9,285,009

		25,259,912

	Number of Shares	Value†

Spain — 4.8%
Cellnex Telecom S.A.*144A @	161,003	$6,650,914
Grifols S.A.	289,636	8,536,254

		15,187,168

Switzerland — 5.4%
Alcon, Inc.*	79,929	4,660,957
Nestle S.A.	114,764	12,450,925

		17,111,882

Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	179,440	8,340,371

United Kingdom — 12.4%
Ashtead Group PLC	164,880	4,589,742
Bunzl PLC	252,415	6,595,048
DCC PLC	66,446	5,797,308
London Stock Exchange Group PLC	57,033	5,124,702
RELX PLC	389,517	9,268,048
Rentokil Initial PLC	1,438,662	8,274,903

		39,649,751

United States — 8.4%
Alphabet, Inc., Class C*	6,203	7,561,457
Booking Holdings, Inc.*	4,617	9,061,370
Mastercard, Inc., Class A	38,058	10,335,411

		26,958,238

TOTAL COMMON STOCKS (Cost $253,117,586)		301,008,589

PREFERRED STOCKS — 1.4%

Brazil — 1.4%
Itau Unibanco Holding S.A. ADR (Cost $5,218,497)	522,054	4,390,474

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $10,330,537)	10,330,537	10,330,537

TOTAL INVESTMENTS — 99.0% (Cost $268,666,620)		315,729,600

Other Assets & Liabilities — 1.0%		3,312,021

TOTAL NET ASSETS — 100.0%		$319,041,621

144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $6,650,914, which represents 2.08% of the Fund’s net assets.

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 09/30/2019 ††
United Kingdom	13%
United States	12
France	11
Canada	10
India	8
Netherlands	8
Switzerland	5
Other	33
Total	100%

††% of total investments as of September 30, 2019.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	5.6%	$16,774,229
Apparel	3.6%	10,937,315
Banks	3.4%	10,101,321
Beverages	4.9%	14,857,203
Biotechnology	1.3%	4,014,523
Building Materials	1.5%	4,577,367
Chemicals	2.1%	6,384,945
Commercial Services	7.3%	22,132,693
Computers	5.8%	17,454,437
Cosmetics & Personal Care	3.8%	11,319,254
Distribution & Wholesale	2.2%	6,595,048
Diversified Financial Services	7.2%	21,575,179
Electric	1.5%	4,466,663
Electronics	2.2%	6,512,116
Engineering & Construction	4.6%	13,736,890
Entertainment	1.1%	3,254,126
Food	4.1%	12,450,925
Hand & Machine Tools	1.7%	5,173,853
Healthcare Products	2.6%	7,841,242
Internet	9.7%	29,314,092
Media	3.1%	9,285,009
Oil & Gas	1.9%	5,797,308
Pharmaceuticals	2.8%	8,536,254
Retail	6.1%	18,347,014
Semiconductors	2.8%	8,340,371
Software	4.8%	14,414,052
Transportation	2.3%	6,815,160

	100.0%	$301,008,589

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$301,008,589	$301,008,589	$—	$—
PREFERRED STOCKS	4,390,474	4,390,474	—	—
SHORT-TERM INVESTMENTS	10,330,537	10,330,537	—	—

TOTAL INVESTMENTS	$315,729,600	$315,729,600	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $132,728,547 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

3